CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED BALANCE SHEETS
Allowance for doubtful accounts	$ 184,837	$ 269,170	$ 108,096
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	16,000,000
Common stock, issued (in shares)	8,845,283	8,764,479	967,213
Common stock, outstanding (in shares)	8,814,283	8,733,479	936,213
Treasury Stock, Shares	31,000	31,000	31,000